Annual Fund Operating Expenses	Jul. 31, 2024
American Funds Short-Term Tax-Exempt Bond Fund | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 01, 2025
American Funds Short-Term Tax-Exempt Bond Fund | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.43%
American Funds Short-Term Tax-Exempt Bond Fund | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.53%
American Funds Short-Term Tax-Exempt Bond Fund | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.62%
American Funds Short-Term Tax-Exempt Bond Fund | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.31%
American Funds Short-Term Tax-Exempt Bond Fund | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.24%
Limited Term Tax-Exempt Bond Fund of America | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.60%
Limited Term Tax-Exempt Bond Fund of America | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.30%
Limited Term Tax-Exempt Bond Fund of America | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.55%
Limited Term Tax-Exempt Bond Fund of America | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.64%
Limited Term Tax-Exempt Bond Fund of America | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.37%
Limited Term Tax-Exempt Bond Fund of America | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.26%
The Tax-Exempt Bond Fund of America | TAX EXEMPT BOND FUND OF AMERICA | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.54%
The Tax-Exempt Bond Fund of America | TAX EXEMPT BOND FUND OF AMERICA | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.29%
The Tax-Exempt Bond Fund of America | TAX EXEMPT BOND FUND OF AMERICA | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.53%
The Tax-Exempt Bond Fund of America | TAX EXEMPT BOND FUND OF AMERICA | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.62%
The Tax-Exempt Bond Fund of America | TAX EXEMPT BOND FUND OF AMERICA | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.35%
The Tax-Exempt Bond Fund of America | TAX EXEMPT BOND FUND OF AMERICA | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.25%
American High-Income Municipal Bond Fund | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.28%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.66%
American High-Income Municipal Bond Fund | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.38%
American High-Income Municipal Bond Fund | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.62%
American High-Income Municipal Bond Fund | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.69%
American High-Income Municipal Bond Fund | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.43%
American High-Income Municipal Bond Fund | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.32%
The Tax-Exempt Fund of California | Tax-Exempt Fund of California | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.57%
The Tax-Exempt Fund of California | Tax-Exempt Fund of California | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.32%
The Tax-Exempt Fund of California | Tax-Exempt Fund of California | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.54%
The Tax-Exempt Fund of California | Tax-Exempt Fund of California | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.66%
The Tax-Exempt Fund of California | Tax-Exempt Fund of California | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.38%
The Tax-Exempt Fund of California | Tax-Exempt Fund of California | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.29%
American Funds Tax-Exempt Fund of New York | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 01, 2025
American Funds Tax-Exempt Fund of New York | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%	[2]
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	0.60%
American Funds Tax-Exempt Fund of New York | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%	[2]
Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	1.35%
American Funds Tax-Exempt Fund of New York | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%	[2]
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	0.57%
American Funds Tax-Exempt Fund of New York | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%	[2]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	0.69%
American Funds Tax-Exempt Fund of New York | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%	[2]
Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	0.42%
American Funds Tax-Exempt Fund of New York | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[2]
Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	0.31%

[1]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 1, 2025. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[2]	Restated to reflect current fees.
[3]	The investment adviser is currently reimbursing a portion of the other expenses and waiving a portion of its management fees. This reimbursement and waiver will be in effect until October 1, 2025. The adviser may elect at its discretion to extend, modify or terminate the reimbursement or waiver at that time.